REPORTABLE SEGMENTS - Schedule of Segment Information of Revenue, Expenses, and Operating Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Billing and Related Services:
Total revenues		$ 19,457	$ 21,446	$ 21,612
Operating income		2,086	4,377	4,749
Billing and related services [Member]
Billing and Related Services:
Total revenues		12,593	13,616	13,624
Employment compensation	[1]	(7,700)	(6,903)	(6,908)
Other segment expenses	[2]	(3,296)	(2,662)	(2,093)
Operating income		1,597	4,051	4,623
Messaging [Member]
Billing and Related Services:
Total revenues		6,864	7,830	7,988
Telecom services	[3]	(5,681)	(6,620)	(6,917)
Other segment expenses	[4]	(694)	(884)	(945)
Operating income		$ 489	$ 326	$ 126

[1]	Includes employee payroll, bonuses, share-based compensation, and other employee related benefits.
[2]	Includes expenses for software license fees to third parties, consumer hardware product costs, and legal-related costs and other expenses.
[3]	Include enterprise and wholesale messaging costs.
[4]	Includes expenses for employment compensation, overhead and related costs, and amortization of intangible assets.